Consolidated balance sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Cash and cash equivalents	SFr 653,081	SFr 90,642
Trade receivables	99,264	51,631
Inventories	134,178	102,878
Other current financial assets	30,054	17,135
Other current operating assets	48,024	19,979
Current assets	964,601	282,264
Property, plant and equipment	34,399	17,004
Right-of-use assets	177,890	22,719
Intangible assets	57,464	54,667
Deferred tax assets	2,171	5,915
Non-current assets	271,923	100,305
Assets	1,236,524	382,569
Trade payables	45,939	41,543
Other current financial liabilities	20,097	7,276
Other current operating liabilities	121,673	36,113
Current provisions	14,903	376
Income tax liabilities	2,400	1,054
Current liabilities	205,011	86,363
Employee benefit obligations	5,853	5,630
Non-current provisions	4,442	20,645
Other non-current financial liabilities	167,228	19,174
Deferred tax liabilities	5,611	5,664
Non-current liabilities	183,133	51,114
Share capital	33,454	2,172
Treasury shares	(25,035)	0
Capital reserves	1,043,987	276,408
Other reserves	(3,422)	(3,110)
Accumulated losses	(200,604)	(30,377)
Equity	848,379	245,093
Equity and liabilities	SFr 1,236,524	SFr 382,569